Issuance of Units	6 Months Ended
Jun. 30, 2018
ISSUANCE OF UNITS [Abstract]
Issuance of Units

NOTE 9 – ISSUANCE OF UNITS

On February 21, 2018, Navios Partners completed its public offering of 18,422,000 common units at $1.90 per unit and raised gross proceeds of approximately $35,002. The net proceeds of this offering, including the underwriting discount and the offering costs of $1,628 in total, were approximately $33,374. Pursuant to this offering, Navios Partners issued 375,959 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $714.

In December 2017, Navios Partners authorized the granting of 1,370,044 restricted common units, which were issued on January 11, 2018, to its directors and/or officers, which are based on service conditions only and vest over four years. The fair value of restricted units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 27,960 general partnership units to its general partner for net proceeds of $64. As of June 30, 2018, the effect of compensation expense arising from the restricted units described above amounted to $810 and was presented under the caption “General and administrative expenses” in the consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the three and six month periods ended June 30, 2018 and the year ended December 31, 2017. Restricted common units outstanding and not vested amounted to 1,370,044 units as of June 30, 2018.

On September 1, 2017 and as part of the acquisition agreement entered into between the Company and Rickmers Trust, Navios Partners authorized and issued 361,444 restricted common units and 7,376 general partnership units to its general partner for net proceeds of $600 and $12, respectively. The fair value of restricted units was determined by reference to the quoted stock price on the date of grant. On September 25, 2017, the fair value of the restricted units described above was compensated by Navios Containers in full amount. There were no restricted common units exercised, forfeited or expired during the three and six month periods ended June 30, 2018. Restricted common units outstanding amounted to 361,444 units as of June 30, 2018.

On March 20, 2017, Navios Partners completed its public offering of 47,795,000 common units at $2.10 per unit and raised gross proceeds of approximately $100,369. The net proceeds of this offering, including the underwriting discount and the offering costs of $4,383 in total, were approximately $95,986. Pursuant to this offering, Navios Partners issued 975,408 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $2,049.

On March 17, 2017, Navios Holdings transferred to Navios Partners it rights to the fixed 12.7% interest on the Navios Europe I Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) for a total amount of $33,473 for a cash consideration of $4,050 and 13,076,923 newly issued common units of Navios Partners, with fair value net of costs at date of issuance of $28,862 (see Note 13 — Transactions with related parties and affiliates). Pursuant to this transaction, Navios Partners issued 266,876 general partnership units to its general partner for net cash proceeds of $468.

In December 2016, Navios Partners authorized the granting of 2,040,000 restricted common units, which were issued on January 31, 2017, to its directors and/or officers, which are based on service conditions only and vest over three years. The fair value of restricted units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 41,633 general partnership units to its general partner for net proceeds of $63. The effect of compensation expense arising from the restricted units described above amounted to $424 and $933 as of June 30, 2018 and 2017, respectively, and was presented under the caption “General and administrative expenses” in the consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the three and six month period ended June 30, 2018. As of June 30, 2018, 686,665 restricted common units were vested.

As of June 30, 2018, the estimated compensation cost relating to service conditions of non-vested restricted common units not yet recognized was $2,986.

Navios Holdings currently owns a 20.2% interest in Navios Partners, which includes the 2.0% interest through Navios Partners’ general partner, which Navios Holdings owns and controls.